Collaboration, License and Option Agreement with Curis, Inc	12 Months Ended
Mar. 31, 2021
Curis, Inc. [Member]
Collaboration Agreement [Line Items]
Collaboration, License and Option Agreement with Curis, Inc
34. Collaboration, License and Option Agreement with Curis, Inc.

On January 18, 2015, Aurigene Discovery Technologies Limited ("ADTL"), a wholly-owned subsidiary of the parent company, entered into a Collaboration, License and Option Agreement (as amended, the "Collaboration Agreement") with Curis, Inc. ("Curis") to discover, develop and commercialize small molecule antagonists for immuno-oncology and precision oncology targets.

Under the Collaboration Agreement, ADTL has the responsibility for conducting all discovery and preclinical activities, including Investigational New Drug ("IND") enabling studies and providing Phase 1 clinical trial supply, and Curis is responsible for all clinical development, regulatory and commercialization efforts worldwide, excluding India and Russia. The Collaboration Agreement provides that the parties will collaborate exclusively in immuno-oncology for an initial period of approximately two years, with the option for Curis to extend the broad immuno-oncology exclusivity.

Revenues under the Collaboration Agreement consist of upfront consideration (including shares of Curis common stock) and the development and commercial milestone payments (including royalties) which are deferred and recognized as revenue over the period for which ADTL has continuing performance obligations.

As a partial consideration for the collaboration, the following shares of common stock of Curis were issued to ADTL:

	Number of Curis shares (pre-split)	Fair value
Pursuant to the collaboration agreement dated January 18, 2015	17.1 million	Rs.1,452 (U.S.$23.5)
Pursuant to an amendment to collaboration agreement dated S e ptember 7, 2016 (Common stock in lieu of receiving up to U.S.$24.5 of milestone and other payments)	10.2 million	Rs.1,247 (U.S.$18.8)

The Company has classified all of the shares of Curis common stock received, as a partial consideration for the collaboration, as an investment in equity instruments measured at FVTOCI.

In May 2018, Curis completed a 1-for-5 reverse stock split of its common stock. After giving effect to such stock split, the total number of Curis equity shares held by the Company is 5.47 million.

The following table is a summary of the details of cost, fair value, and the amount recognized in OCI of the fair value changes:

	As of March 31, 2021
	Cost		Unrealized gain		Fair value
Received on January 18, 2015	Rs.	1,452	Rs.	1,382	Rs.	2,834
Received on September 7, 2016		1,247		442		1,689
	Rs.	2,699	Rs.	1,824	Rs.	4,523